Basis of preparation (Details) € in Thousands, $ in Millions						1 Months Ended		6 Months Ended	12 Months Ended			121 Months Ended
	Mar. 28, 2024 EUR (€)	Oct. 24, 2023 EUR (€)	Oct. 24, 2023 USD ($)	Aug. 22, 2023 EUR (€)	Sep. 02, 2022 EUR (€)	Oct. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Net loss for the period									€ (147,740)	€ (60,740)	€ (42,452)
Capital increases		€ 223,300	$ 235.8						353,377	46,231	69,683	€ 557,200
Proceeds from borrowings												125,000
Proceeds from research tax credit									4,476	4,204		31,100
Net proceeds from sale of royalty certificate					€ 2,931				0	2,931	0	2,900
Other investments									€ 9,050	€ 0	€ 0	9,050
BPI
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants												13,500
Proceeds from conditional advances												€ 6,600
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases						€ 223,300	€ 130,000
Major revenue transactions | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from research tax credit								€ 4,493
Kreos / Claret convertible notes (OCABSA)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings				€ 25,000
Kreos & Claret financing, tranche B | Major debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings	€ 25,000